Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statements of Cash Flows (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Cash Used in Operating Activities	$ 469,817	$ 333,008	$ 278,303
Cash Flows from Investing Activities:
Loan to parent	(120,000)	0	0
Proceeds from arrangement fees	3,000	0	0
Net Cash Provided by Investing Activities	(814,984)	(1,144,230)	(320,469)
Cash Flows from Financing Activities:
Proceeds from senior notes	2,250,000	2,800,000	800,000
Payments of senior notes	(1,862,250)	(1,622,250)	(671,667)
Dividends paid	(75,194)	0	0
Payments for issuance of subsidiaries shares	(466)	0	0
Payment of financing fees	(43,457)	(78,427)	(19,679)
Net Cash used in Financing Activities	268,633	1,099,323	108,654
Net increase / (decrease) in cash and cash equivalents	(76,534)	288,101	66,488
Cash and cash equivalents at beginning of year	605,467	317,366	250,878
Cash and cash equivalents at end of year	528,933	605,467	317,366
Ocean Rig
Net Cash Used in Operating Activities	(88,302)	(62,302)	(59,992)
Cash Flows from Investing Activities:
Investments in subsidiaries	289,654	61,406	59,643
Loan to parent	(120,000)	0	0
Proceeds from arrangement fees	3,000	0	0
Net Cash Provided by Investing Activities	172,654	61,406	59,643
Cash Flows from Financing Activities:
Proceeds from senior notes	500,000	0	0
Payments of senior notes	(500,000)	0	0
Dividends paid	(75,194)	0	0
Payments for issuance of subsidiaries shares	(466)	0	0
Payment of financing fees	(8,690)	0	0
Net Cash used in Financing Activities	(84,350)	0	0
Net increase / (decrease) in cash and cash equivalents	2	(896)	(349)
Cash and cash equivalents at beginning of year	58	954	1,303
Cash and cash equivalents at end of year	$ 60	$ 58	$ 954